Capital management and solvency	12 Months Ended
Dec. 31, 2017
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Capital management and solvency

46 Capital management and solvency

After receiving a confirmation from the Dutch Central Bank (DNB) Aegon started to apply a revised method in calculating the Solvency II contribution of the Aegon US Insurance entities under Deduction & Aggregation (D&A), affecting Aegon’s tiering of capital in 2017. It includes lowering the conversion factor from 250% to 150% Risk-Based Capital Company Action Level and reducing own funds by a 100% RBC Company Action Level requirement to reflect transferability restrictions. The methodology is subject to annual review. This methodology is consistent with EIOPA’s guidance on group solvency calculation in the context of equivalence, and in line with methods applied by other European peer companies. As a consequence, this adjustment improves the comparability to capital positions of European insurance groups with substantial insurance activities in the US. The impact on Available Own Funds in 2016 is included in the table in the Capital quality section below. Aegon manages its available capital on the new basis.

Strategic importance

Aegon’s approach towards capital management plays a vital role in supporting the execution of its strategy. Next to ensuring adequate capitalization to cover Aegon’s obligations towards its policyholders, capital management priorities also include the shift of capital to products that offer higher growth and return prospects, the shift from capital intensive spread business to capital light fee business and Aegon’s aim to provide for a sustainable dividend to shareholders, which can grow over time if the Company’s performance so allows.

Management of capital

Disciplined risk and capital management support Aegon’s decisions in deploying the capital that is generated in the Company’s businesses and that is provided for by investors. Aegon balances the funding of new business growth with the funding required to ensure that its obligations towards policyholders and debtholders are always adequately met, and providing for a sustainable dividend to shareholders.

Aegon’s goal for both its operating units and for the Aegon group as a whole is to maintain a strong financial position and to be able to sustain losses from extreme business and market conditions. The company’s overall capital management strategy is based on adequate solvency capital, capital quality, and the use of leverage.

Aegon’s ERM framework ensures that the Aegon Group and its operating companies are adequately capitalized and that obligations towards policyholders are always adequately met. Firmly embedded in this larger framework, Aegon’s capital management framework builds on a set of key pillars: the use of internal target capital management zones, an internal target range for the use of gross financial leverage and, supported by robust risk and capital monitoring processes that timely trigger and escalate interventions if needed to ensure that capital is always being managed towards these internal target ranges, and is prevented from falling below the regulatory minimum capital requirements.

Capital adequacy

The capitalization of the Aegon Group and its operating units is managed in relation to the most stringent of local regulatory requirements, rating agency requirements and/or self-imposed criteria. Aegon manages its Solvency II capital in relation to the required capital. Under Aegon’s capital management framework the own funds are managed such that the Group Solvency II ratio remains within the target range of 150% - 200% even in an adverse event. This target range was updated in the second quarter of 2017 (previous target range: 140% - 170%) in line with a revision of Aegon’s group capital management policy and the methodology change mentioned above.

Minimum solvency requirements

Insurance laws and regulations in local regulatory jurisdictions often contain minimum regulatory capital requirements. For insurance companies in the European Union, Solvency II formally defines a lower capital requirement, being the Minimum Capital Requirement (MCR). An irreparable breach of the MCR would lead to a withdrawal of the Company’s insurance license. Similarly, for the US insurance entities the withdrawal of the insurance license is triggered by a breach of the 100% Authorized Control Level (ACL), which is set at 50% of the Company Action Level (CAL).

With the introduction of Solvency II for EEA countries, Aegon views the higher capital requirement, 100% of the SCR, as the level around which EU supervisors will formally require management to provide regulatory recovery plans. For the US insurance entities this is viewed at 100% Company Action Level (CAL).

During 2017, the Aegon Group and all of its regulated entities that are subject to capital requirements on a solo-level continued to comply with the 100% Solvency II ratio.

Capital quality

Aegon’s capital consists of 3 Tiers as an indication of its quality, with Tier 1 capital ranking highest. It is to be noted that the Group own funds do not include any contingent liability potentially arising from unit-linked products sold, issued or advised on by Aegon in the Netherlands in the past as the potential liability cannot be reliably quantified at this point. Further, the available own funds is an estimate, has not been filed with the regulator and is subject to supervisory review.

The below table provides the composition of Aegon’s available own funds across Tiers:

Available own funds	December 31, 2017 1) Available own funds	December 31, 2016 1) Available own funds	December 31, 2016 2) Available own funds
Unrestricted Tier 1	10,428	10,081	10,656
Restricted Tier 1	3,540	3,817	3,817
Tier 2	1,213	1,291	2,008
Tier 3	448	768	1,638
Total available own funds	15,628	15,957	18,119
[1]	The tiering information is based on the revised method which was confirmed by the DNB in 2017.
[2]	The 2016 comparative numbers are the final numbers as disclosed in Aegon’s 2016 Solvency and Financial Condition Report.

Under the revised methodology Aegon’s own funds reduced by EUR 2.2 billion at December 31, 2016. This is reflected through eliminating deferred tax balances recorded in Tier 3 for an amount of EUR 0.9 billion and Tier 2 for an amount of EUR 0.7 billion and eliminating unrestricted Tier 1 of EUR 0.6 billion.

As at December 31, 2017, Tier 1 capital accounted for 89% of own funds (2016: 87%; number based on revised method), including EUR 3,047 million of junior perpetual capital securities (2016: EUR 3,309 million) and EUR 493 million of perpetual cumulative subordinated bonds (2016: EUR 508 million) which are both classified as grandfathered restricted Tier 1 capital.

As at December 31, 2017, Tier 2 capital accounted for 8% of own funds (2016: 8%; number based on revised method), including EUR 441 million of non-cumulative subordinated notes (2016: EUR 503 million) and EUR 772 million of fixed floating subordinated notes (2016: EUR 788 million) which are both classified as grandfathered Tier 2 capital. Changes in Tier 2 capital compared to previous year is mainly related to foreign currency movements.

The grandfathered restricted Tier 1 and Tier 2 capital instruments are grandfathered such that they are considered as capital under the Solvency II framework for up to 10 years as from January 1, 2016. For the terms and conditions of these grandfathered instruments refer to note 33 and note 34 to the consolidated financial statements.

It is to be noted that the difference between the amounts mentioned above for junior perpetual capital securities and perpetual cumulative subordinated bonds, and those in note 33 and note 34 to the consolidated financial statements, stem from valuation differences between Solvency II (market value) and IFRS rules (refer to note 2.17 and 2.18).

Tier 3 capital as of December 31, 2017 is comprised of deferred tax assets balances related to Solvency II entities.

IFRS equity compares to Solvency II own funds as follows:

	December 31, 2017 1)	December 31, 2016 1)	December 31, 2016 2)
Shareholders’ Equity	20,288	20,520	20,520
IFRS adjustments for Other Equity instruments and non controlling interests	3,813	3,821	3,821
Group Equity	24,102	24,341	24,341
Solvency II revaluations	(5,416)	(5,241)	(5,241)
Excess of Assets over Liabilities	18,685	19,100	19,100
Availability adjustments	(606)	(361)	(361)
Fungibility restrictions 2)	(693)	(619)	(619)
Transferability restrictions 3)	(1,758)	(2,162)	-
Available own funds	15,628	15,957	18,119
[1]	The own funds information is based on the revised method which was confirmed by the DNB in 2017.
[2]	Amongst others, this contains the exclusion of Aegon Bank.
[3]	This includes the transferability restriction related to the new RBC CAL conversion methodology.
[4]	The 2016 comparative numbers are the final numbers as disclosed in Aegon’s 2016 Solvency and Financial Condition Report.

The Solvency II revaluations of EUR 5,416 million negative (2016: EUR 5,241 million negative) stem from the difference in valuation between IFRS and Solvency II frameworks, which can be grouped into three categories:

◆	Items that are not recognized under Solvency II. The most relevant examples of this category for Aegon include Goodwill, DPAC and other intangible assets (EUR 2,019 million, 2016: EUR 2,118 million);
◆	Items that have a different valuation treatment between IFRS and Solvency II. Solvency II is a market consistent framework hence all assets and liabilities are to be presented at fair value while IFRS also includes other valuation treatments in addition to fair value. The most relevant examples of this category for Aegon Group include Loans and Mortgages, Reinsurance Recoverables, Deferred tax assets balances and Technical provisions. The revaluation difference stemming from this category amounted to EUR (1,416) million (2016: EUR (1,531) million) compared to the IFRS Statement of Financial Position;
◆	The Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method (on provisional equivalence or Standard Formula basis) in the Group Solvency II results. The revaluation difference stemming from this category amounted to EUR (6,019) million (2016: EUR (5,828) million) compared to the IFRS Statement of Financial Position.

The availability adjustments are changes to the availability of own funds of Aegon Group in accordance with Solvency II requirements. Examples include the adjustments for subordinated liabilities, ring-fenced fund, treasury shares and foreseeable dividend (if applicable).

Fungibility restrictions limit the availability of own funds on Aegon Group level as prescribed by Supervisory Authorities. These limitations refer to charitable trusts in the Americas for which the local Supervisory Authority could limit the upstream of capital to the Group, to a temporary restriction in relation to the sale of Aegon Ireland (the difference between the sale price and Aegon Ireland’s own funds are considered not available at Group level until completion of the sale, expected in the first half of 2018) and Aegon Bank which is under a different regulatory regime but under the same Supervisory Authority and therefore excluded for Solvency II purposes.

Finally, Transferability restrictions reflect the restrictions on US Life Companies DTA and capping of Tier 1 unrestricted own funds as a consequence of the new RBC CAL conversion methodology as described above.

Capital leverage

Aegon’s total capitalization reflects the capital employed in the business units and consists of shareholders’ capital and total gross financial leverage. Aegon’s gross financial leverage ratio is calculated by dividing total financial leverage by total capitalization. Aegon aims to keep total gross financial leverage within a range of 26% to 30% of total capitalization as measured by the gross financial leverage ratio, and a fixed charge coverage in the range of 6-8x the interest payments on financial leverage.

Aegon defines total financial leverage as debt or debt-like funding issued for general corporate purposes and for capitalizing Aegon’s business units. Total financial leverage includes hybrid instruments, in addition to both subordinated and senior debt. Aegon’s total capitalization comprises the following components:

◆	Shareholders’ equity excluding revaluation reserves and the remeasurement of defined benefit plans, based on IFRS as adopted by the EU;
◆	Non-controlling interests and share options not yet exercised; and
◆	Total financial leverage.

As at December 31, 2017, Aegon’s total capitalization amounted to EUR 24.4 billion (EUR 24.8 billion on December 31, 2016), its gross financial leverage ratio was 28.6% (29.8% on December 31, 2016) and its fixed charge coverage was 8.0x (7.2x on December 31, 2016).

The following table shows the composition of the total capitalization and the calculation of the gross financial leverage ratio:

	Note	2017	2016
Total shareholders’ equity - based on IFRS as adopted by the EU	2	20,573	20,913
Non-controlling interests, share options and incentive plans not yet exercised	33, SOFP 2)	81	88
Revaluation reserves	32	(4,920)	(5,381)
Remeasurement of defined benefit plans	32	1,669	1,820
Shareholders’ capital		17,401	17,440
Junior perpetual capital securities	33	3,008	3,008
Perpetual cumulative subordinated bonds	33	454	454
Non-cumulative subordinated notes (Other equity instruments)	33	271	271
Fixed floating subordinated notes	34	695	695
Non-cumulative subordinated notes (Subordinated borrowings)	34	69	72
Trust pass-through securities	35	133	156
Currency revaluation other equity instruments 1)		40	340
Hybrid leverage		4,669	4,996
Senior debt 3)	39	2,312	2,414
Senior leverage		2,312	2,414
Total gross financial leverage		6,982	7,409

Total capitalization		24,383	24,849

Gross financial leverage ratio		28.6%	29.8%
[1]	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
[2]	Non-controlling interests are disclosed in the statement of financial position.
[3]	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR 31 million (2016: EUR 28 million).

Aegon N.V. is subject to financial covenants as included in a number of its financial agreements (such as issued debentures, credit facilities and ISDA agreements). Under these financial covenants, an event of default may occur if and when any financial indebtedness of any member of the Group is not paid when due, or not paid within any applicable grace period. The financial agreements may also include a cross-default provision which may be triggered if and when any financial indebtedness of any member of the Group is declared to be or otherwise becomes due and payable prior to its specified maturity as a result of an event of default.

All financial agreements are periodically monitored to assess the likelihood of a breach of any financial covenant and the likelihood thereof in the near future. No breach of any such covenant occurred during 2017.

Aegon N.V. is subject to legal restrictions with regard to the amount of dividends it can pay to its shareholders. Under Dutch law, the amount that is available to pay dividends consists of total shareholders’ equity less the issued and outstanding capital and the reserves required by law. The revaluation account and legal reserves, foreign currency translation reserve (FCTR) and other reserves, cannot be freely distributed. In case of negative balances for individual reserves legally to be retained, no distributions can be made out of retained earnings to the level of these negative amounts. Total distributable items under Dutch law amounted to EUR 13,749 million as at December 31, 2017 (2016: EUR 11,996 million). The following table shows the composition of the total distributable items:

Distributable items 1)	2017	2016
Equity attributable to shareholders - based on IFRS as adopted by the EU	20,573	20,913
Not distributable items:
Share capital	(322)	(319)
Statutory reserves 2)	(6,502)	(8,598)
At December 31	13,749	11,996
[1]	Distributable items under Dutch law; note that Solvency II ratio also possibly restricts the distribution of dividends.
[2]	Statutory reserves contains legal reserves FCTR, group companies and revaluation account consists of positive revaluations only.

The ability of Aegon’s subsidiaries, principally insurance companies, to pay dividends to the holding company is constrained by the requirement for these subsidiaries to remain adequately capitalized to the levels set by local insurance regulations and governed by local insurance supervisory authorities. Based on the capitalization level of the local subsidiary, local insurance supervisors are able to restrict and/or prohibit the transfer of dividends to the holding company. In addition, the ability of subsidiaries to pay dividends to the holding company can be constrained by the requirement for these subsidiaries to hold sufficient shareholders’ equity as determined by law. The capitalization level and shareholders’ equity of the subsidiaries can be impacted by various factors (e.g. general economic conditions, capital market risks, underwriting risk factors, changes in government regulations, and legal and arbitrational proceedings). To mitigate the impact of such factors on the ability to pay dividends, the subsidiaries hold additional capital in excess of the levels required by local insurance regulations, as reflected in Aegon’s target capitalization ranges.